Lines of Credit (Details)	12 Months Ended
Sep. 30, 2019
Total debt ratio [Member]
Actual Ratio	(9.6)
Required Ratio	4.50
Senior debt ratio [Member]
Actual Ratio	(3.7)
Required Ratio	1.75
Interest coverage ratio [Member]
Actual Ratio	(0.7)
Required Ratio	1.0